Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2016
Interest Revenue (Expense), Net [Abstract]
Schedule of Components of Net Interest Expense

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Interest expense	$181,179	$177,543	$174,142
Interest income	(11,935)	(4,012)	(4,886)

Interest expense, net	$169,244	$173,531	$169,256